Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial assets measured at fair value:
Financial assets at fair value through profit or loss	¥ 40,513	¥ 104,952
Financial assets at fair value through other comprehensive income	174,904	104,970
Total	215,417	209,922
Financial asset measured at amortized cost:
Financial assets at amortized cost	681,471	775,803
Financial assets	896,888	985,725
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	1,180,124	1,062,520
Financial liabilities	1,432,066	1,335,204
Borrowings
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	890,478	754,774
Convertible bonds
Financial liabilities measured at fair value:
Financial liabilities, at fair value	251,942	272,684
Lease liabilities
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	10,094	14,090
Trade payables
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	174,103	152,066
Financial liabilities included in other payables and accruals
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	93,898	119,962
Revenue-based financing
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	11,551	21,628
Trade receivables
Financial asset measured at amortized cost:
Financial assets at amortized cost	144,311	73,144
Financial assets included in other receivables and deposits
Financial asset measured at amortized cost:
Financial assets at amortized cost	116,986	137,801
Other financial assets
Financial asset measured at amortized cost:
Financial assets at amortized cost	240,575	128,616
Cash and cash equivalents
Financial asset measured at amortized cost:
Financial assets at amortized cost	¥ 179,599	¥ 436,242